Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OPERATING ACTIVITIES
Net income	$ 9,455,000	$ 6,416,000	$ 6,865,000
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	1,045,000	570,000	315,000
Investment securities gains, net	(886,000)	(303,000)	(323,000)
Depreciation and amortization of premises and equipment, net	1,291,000	1,026,000	973,000
Amortization of premium and discount on investment securities, net	451,000	119,000	669,000
Accretion of deferred loan fees, net	(451,000)	(245,000)	(603,000)
Amortization of core deposit intangibles	374,000	40,000	40,000
Stock-based compensation expense	33,000	29,000	18,000
Origination of loans held for sale	(10,020,000)	(19,736,000)	(17,889,000)
Proceeds from sale of loans	10,482,000	20,628,000	17,549,000
Gain on sale of loans	(291,000)	(419,000)	(329,000)
Origination of student loans held for sale	(365,674,000)
Proceeds from sale of student loans	372,162,000
Gain on sale of student loans	(535,000)
Earnings on bank-owned life insurance	(431,000)	(403,000)	(624,000)
Deferred income taxes	293,000	(93,000)	558,000
Net (gain) loss on other real estate owned	30,000	(119,000)	563,000
Increase in accrued interest receivable	(422,000)	(39,000)	(292,000)
Increase in accrued interest payable	136,000		80,000
Other, net	(3,122,000)	330,000	(388,000)
Net cash provided by operating activities	13,920,000	7,801,000	7,182,000
INVESTING ACTIVITIES
Proceeds from repayments and maturities	14,899,000	23,201,000	13,497,000
Proceeds from sale of securities	6,474,000	9,063,000	15,686,000
Purchases	(3,080,000)	(1,744,000)	(21,946,000)
Increase in loans, net	(119,866,000)	(76,199,000)	(63,937,000)
Proceeds from the sale of other real estate owned	2,196,000	1,607,000	1,762,000
Purchase of bank-owned life insurance			(4,000,000)
Purchase of premises and equipment	(1,201,000)	(2,166,000)	(507,000)
Purchase of restricted stock	(899,000)	(317,000)
Redemption of restricted stock	795,000
Proceeds from bank-owned life insurance		575,000
Acquisition, net of cash paid	5,431,000
Net cash used in investing activities	(95,251,000)	(45,980,000)	(59,445,000)
FINANCING ACTIVITIES
Net increase in deposits	50,216,000	5,487,000	38,335,000
Increase in short-term borrowings, net	6,348,000	32,534,000	21,017,000
Repayment of other borrowings	(10,372,000)	(502,000)	(685,000)
Proceeds from other borrowings	30,000,000
Proceeds from common stock issued	15,164,000	11,210,000
Stock options exercised	184,000	(6,000)	(7,000)
Proceeds from dividend reinvestment and purchase plan	540,000	519,000	651,000
Purchase of treasury stock			(6,784,000)
Cash dividends	(3,358,000)	(2,318,000)	(2,153,000)
Net cash provided by financing activities	88,722,000	46,924,000	50,374,000
Increase (decrease) in cash and cash equivalents	7,391,000	8,745,000	(1,889,000)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	32,495,000	23,750,000	25,639,000
CASH AND CASH EQUIVALENTS AT END OF YEAR	39,886,000	32,495,000	23,750,000
Cash paid during the year for:
Interest on deposits and borrowings	6,511,000	4,190,000	3,740,000
Income taxes	5,705,000	1,335,000	800,000
Noncash investing transactions:
Loans to facilitate the sale of other real estate owned		63,000
Transfers from loans to other real estate owned	1,179,000	720,000	638,000
Life insurance proceeds not yet received from insurance company			575,000
Common stock issued in business acquisition	20,995,000
Liabilities assumed
Cash and cash equivalents acquired, net	5,431,000
Merger of Liberty Bank, N.A. into The Middlefield Banking Company [Member]
INVESTING ACTIVITIES
Acquisition, net of cash paid	5,431,000
Noncash assets acquired
Loans	195,388,000
Loans held for sale	5,953,000
Premises and equipment, net	325,000
Accrued interest receivable	440,000
Bank-owned life insurance	1,681,000
Core deposit intangible	3,087,000
Other assets	997,000
Goodwill	10,512,000
Total noncash assets acquired	218,383,000
Liabilities assumed
Time deposits	(30,744,000)
Deposits other than time deposits	(167,300,000)
Accrued interest payable	(47,000)
Deferred taxes	(906,000)
Other liabilities	(2,754,000)
Total liabilities assumed	(201,751,000)
Liberty stock acquired in business combination	(1,068,000)
Net noncash assets acquired	15,564,000
Cash and cash equivalents acquired, net	$ 5,431,000